Basic and Diluted Net Loss Per Ordinary Share	12 Months Ended
Dec. 31, 2025
Basic and Diluted Net Loss Per Ordinary Share [Abstract]
BASIC AND DILUTED NET LOSS PER ORDINARY SHARE

NOTE 16 – BASIC AND DILUTED NET LOSS PER ORDINARY SHARE

A reconciliation of net loss available to ordinary shareholders and the number of shares in the calculation of basic and diluted loss per share is as follows (in thousands, except share and per share amounts):

	Year ended December 31,
	2025	2024	2023
Net loss from continuing operations attributable to ordinary shareholders	(7,561)	(8,521)	(15,547)
Net loss from discontinued operations	(3,686)	-	(1,317)

Weighted-average shares used in computing net loss per share, basic and diluted	1,488,257,310	417,642,811	236,645,676

Net loss per share from continuing operations, basic and diluted	(0.005)	(0.02)	(0.07)

Net loss per share from discontinued operations, basic and diluted	(0.002)	-	(0.01)

In computing diluted loss per share for the years ended December 31, 2025, 2024 and 2023, no account was taken of the potential dilution that could occur upon the exercise of warrants, options granted under employee stock compensation plans, and contingently issuable shares, amounting to 4,863,926,930, 318,122,430 and 177,699,182 ordinary shares, as of December 31, 2025, 2024 and 2023, respectively since they had an anti-dilutive effect on net loss per share.